UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Windsor™ Fund Admiral™ Shares - VWNEX

Windsor™ Fund Investor Shares - VWNDX

Windsor™ II Fund Admiral™ Shares - VWNAX

Windsor™ II Fund Investor Shares - VWNFX

Vanguard Windsor™ Fund

Admiral™ Shares (VWNEX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.26%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  The Fund’s holdings in the health care and financial sectors detracted most from performance, while selection in information technology was the strongest contributor. All 11 industry sectors recorded positive returns, but only three finished higher than the benchmark.

  For the 10 years ended October 31, 2024, the Fund surpassed its benchmark by about 1 percentage point on an annualized basis.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$49,317	$49,285	$49,778
2015	$52,862	$51,443	$52,364
2015	$52,913	$51,245	$53,051
2015	$50,927	$50,265	$52,202
2016	$45,749	$46,821	$48,507
2016	$49,839	$51,235	$52,220
2016	$51,504	$54,004	$55,380
2016	$51,644	$53,467	$54,399
2017	$56,963	$58,346	$59,045
2017	$59,325	$59,715	$61,913
2017	$62,039	$61,437	$64,311
2017	$64,364	$62,974	$67,432
2018	$69,893	$68,395	$73,900
2018	$66,739	$64,195	$70,001
2018	$68,834	$67,298	$74,878
2018	$63,343	$64,885	$71,855
2019	$64,077	$65,107	$72,183
2019	$68,404	$70,013	$78,810
2019	$68,642	$70,796	$80,048
2019	$70,763	$72,161	$81,479
2020	$73,661	$74,794	$86,890
2020	$61,257	$62,302	$77,877
2020	$66,304	$66,540	$88,692
2020	$66,838	$66,701	$89,617
2021	$81,542	$77,855	$104,742
2021	$96,611	$90,915	$117,603
2021	$98,070	$92,707	$123,216
2021	$102,664	$95,888	$129,113
2022	$105,246	$96,054	$124,115
2022	$101,207	$92,113	$113,649
2022	$101,767	$91,382	$113,627
2022	$99,699	$89,178	$107,236
2023	$109,914	$95,644	$113,667
2023	$106,968	$93,230	$115,099
2023	$114,233	$98,950	$127,968
2023	$102,775	$89,298	$116,237
2024	$115,783	$101,460	$135,428
2024	$119,935	$105,744	$140,906
2024	$128,033	$113,594	$154,975
2024	$129,837	$116,959	$160,401

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	26.33%	12.91%	10.01%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	4.6%
Consumer Discretionary	6.1%
Consumer Staples	7.5%
Energy	7.9%
Financials	21.7%
Health Care	15.9%
Industrials	9.6%
Information Technology	10.1%
Materials	4.2%
Real Estate	4.3%
Utilities	4.3%
Other Assets and Liabilities—Net	3.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,790
Number of Portfolio Holdings	131
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$31,289

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5022

Vanguard Windsor™ Fund

Investor Shares (VWNDX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.36%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  The Fund’s holdings in the health care and financial sectors detracted most from performance, while selection in information technology was the strongest contributor. All 11 industry sectors recorded positive returns, but only three finished higher than the benchmark.

  For the 10 years ended October 31, 2024, the Fund surpassed its benchmark by about 1 percentage point on an annualized basis.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,859	$9,857	$9,956
2015	$10,567	$10,289	$10,473
2015	$10,573	$10,249	$10,610
2015	$10,176	$10,053	$10,440
2016	$9,139	$9,364	$9,701
2016	$9,954	$10,247	$10,444
2016	$10,285	$10,801	$11,076
2016	$10,306	$10,693	$10,880
2017	$11,365	$11,669	$11,809
2017	$11,838	$11,943	$12,383
2017	$12,372	$12,287	$12,862
2017	$12,833	$12,595	$13,486
2018	$13,934	$13,679	$14,780
2018	$13,303	$12,839	$14,000
2018	$13,717	$13,460	$14,976
2018	$12,617	$12,977	$14,371
2019	$12,759	$13,021	$14,437
2019	$13,619	$14,003	$15,762
2019	$13,665	$14,159	$16,010
2019	$14,079	$14,432	$16,296
2020	$14,658	$14,959	$17,378
2020	$12,185	$12,461	$15,575
2020	$13,185	$13,308	$17,738
2020	$13,285	$13,340	$17,923
2021	$16,205	$15,571	$20,948
2021	$19,196	$18,183	$23,521
2021	$19,482	$18,541	$24,643
2021	$20,391	$19,178	$25,823
2022	$20,898	$19,211	$24,823
2022	$20,095	$18,423	$22,730
2022	$20,194	$18,276	$22,725
2022	$19,785	$17,836	$21,447
2023	$21,801	$19,129	$22,733
2023	$21,211	$18,646	$23,020
2023	$22,653	$19,790	$25,594
2023	$20,376	$17,860	$23,247
2024	$22,948	$20,292	$27,086
2024	$23,761	$21,149	$28,181
2024	$25,357	$22,719	$30,995
2024	$25,708	$23,392	$32,080

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	26.17%	12.80%	9.90%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	4.6%
Consumer Discretionary	6.1%
Consumer Staples	7.5%
Energy	7.9%
Financials	21.7%
Health Care	15.9%
Industrials	9.6%
Information Technology	10.1%
Materials	4.2%
Real Estate	4.3%
Utilities	4.3%
Other Assets and Liabilities—Net	3.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,790
Number of Portfolio Holdings	131
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$31,289

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR22

Vanguard Windsor™ II Fund

Admiral™ Shares (VWNAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.25%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in industrials also lagged, but selection in information technology and communication services helped offset that.

  Ten of the Fund’s 11 industry sectors posted positive returns, although only five beat the performance of the respective benchmark sectors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$49,018	$49,285	$49,778
2015	$51,848	$51,443	$52,364
2015	$52,041	$51,245	$53,051
2015	$50,832	$50,265	$52,202
2016	$46,849	$46,821	$48,507
2016	$50,833	$51,235	$52,220
2016	$52,763	$54,004	$55,380
2016	$52,317	$53,467	$54,399
2017	$56,736	$58,346	$59,045
2017	$59,013	$59,715	$61,913
2017	$60,685	$61,437	$64,311
2017	$62,612	$62,974	$67,432
2018	$68,971	$68,395	$73,900
2018	$64,282	$64,195	$70,001
2018	$68,043	$67,298	$74,878
2018	$65,440	$64,885	$71,855
2019	$64,784	$65,107	$72,183
2019	$70,130	$70,013	$78,810
2019	$70,778	$70,796	$80,048
2019	$72,591	$72,161	$81,479
2020	$76,286	$74,794	$86,890
2020	$65,852	$62,302	$77,877
2020	$73,461	$66,540	$88,692
2020	$74,767	$66,701	$89,617
2021	$88,511	$77,855	$104,742
2021	$103,366	$90,915	$117,603
2021	$107,198	$92,707	$123,216
2021	$111,811	$95,888	$129,113
2022	$111,291	$96,054	$124,115
2022	$102,589	$92,113	$113,649
2022	$102,658	$91,382	$113,627
2022	$98,555	$89,178	$107,236
2023	$106,121	$95,644	$113,667
2023	$105,745	$93,230	$115,099
2023	$114,767	$98,950	$127,968
2023	$105,546	$89,298	$116,237
2024	$121,590	$101,460	$135,428
2024	$126,420	$105,744	$140,906
2024	$136,481	$113,594	$154,975
2024	$137,471	$116,959	$160,401

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	30.25%	13.62%	10.64%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.5%
Consumer Discretionary	8.8%
Consumer Staples	5.1%
Energy	5.7%
Financials	18.1%
Health Care	14.4%
Industrials	10.6%
Information Technology	20.5%
Materials	2.8%
Other	0.6%
Real Estate	1.3%
Utilities	2.2%
Other Assets and Liabilities—Net	3.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$61,135
Number of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$64,094

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR573

Vanguard Windsor™ II Fund

Investor Shares (VWNFX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.33%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in industrials also lagged, but selection in information technology and communication services helped offset that.

  Ten of the Fund’s 11 industry sectors posted positive returns, although only five beat the performance of the respective benchmark sectors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,802	$9,857	$9,956
2015	$10,365	$10,289	$10,473
2015	$10,403	$10,249	$10,610
2015	$10,157	$10,053	$10,440
2016	$9,362	$9,364	$9,701
2016	$10,156	$10,247	$10,444
2016	$10,540	$10,801	$11,076
2016	$10,447	$10,693	$10,880
2017	$11,328	$11,669	$11,809
2017	$11,781	$11,943	$12,383
2017	$12,112	$12,287	$12,862
2017	$12,495	$12,595	$13,486
2018	$13,761	$13,679	$14,780
2018	$12,824	$12,839	$14,000
2018	$13,570	$13,460	$14,976
2018	$13,050	$12,977	$14,371
2019	$12,918	$13,021	$14,437
2019	$13,979	$14,003	$15,762
2019	$14,104	$14,159	$16,010
2019	$14,461	$14,432	$16,296
2020	$15,195	$14,959	$17,378
2020	$13,118	$12,461	$15,575
2020	$14,629	$13,308	$17,738
2020	$14,885	$13,340	$17,923
2021	$17,617	$15,571	$20,948
2021	$20,569	$18,183	$23,521
2021	$21,329	$18,541	$24,643
2021	$22,242	$19,178	$25,823
2022	$22,134	$19,211	$24,823
2022	$20,401	$18,423	$22,730
2022	$20,410	$18,276	$22,725
2022	$19,589	$17,836	$21,447
2023	$21,090	$19,129	$22,733
2023	$21,011	$18,646	$23,020
2023	$22,802	$19,790	$25,594
2023	$20,963	$17,860	$23,247
2024	$24,142	$20,292	$27,086
2024	$25,101	$21,149	$28,181
2024	$27,092	$22,719	$30,995
2024	$27,283	$23,392	$32,080

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	30.15%	13.54%	10.56%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.5%
Consumer Discretionary	8.8%
Consumer Staples	5.1%
Energy	5.7%
Financials	18.1%
Health Care	14.4%
Industrials	10.6%
Information Technology	20.5%
Materials	2.8%
Other	0.6%
Real Estate	1.3%
Utilities	2.2%
Other Assets and Liabilities—Net	3.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$61,135
Number of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$64,094

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR73

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$90,000	$90,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$90,000	$90,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Windsor™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Windsor Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.2%)
Communication Services (4.6%)
	Walt Disney Co.	2,686,374	258,429
	T-Mobile US Inc.	1,093,744	244,080
*	Live Nation Entertainment Inc.	1,889,950	221,389
*	Charter Communications Inc. Class A	600,185	196,627
	Electronic Arts Inc.	777,248	117,248
	Alphabet Inc. Class A	623,835	106,744
			1,144,517
Consumer Discretionary (6.1%)
*	Airbnb Inc. Class A	1,585,441	213,702
	Wyndham Hotels & Resorts Inc.	1,942,856	171,593
	NIKE Inc. Class B	2,055,000	158,502
	Gentex Corp.	5,036,515	152,657
*	Mohawk Industries Inc.	1,060,308	142,367
[1]	Magna International Inc.	3,499,754	138,135
	Lear Corp.	1,381,940	132,334
	Newell Brands Inc.	11,866,202	104,423
	PVH Corp.	1,007,007	99,150
	Ross Stores Inc.	688,476	96,194
	Las Vegas Sands Corp.	1,756,389	91,069
			1,500,126
Consumer Staples (7.5%)
	Tyson Foods Inc. Class A	7,093,312	415,597
	Unilever plc (XLON)	4,250,270	259,275
	Keurig Dr Pepper Inc.	7,720,761	254,399
	Constellation Brands Inc. Class A	1,010,233	234,718
	Kenvue Inc.	8,965,294	205,574
	Dollar General Corp.	2,388,539	191,179
	Kroger Co.	3,181,521	177,433
	Sysco Corp.	1,670,496	125,204
			1,863,379
Energy (7.9%)
	Williams Cos. Inc.	6,008,927	314,688
	Schlumberger NV	7,067,692	283,202
	ConocoPhillips	2,434,527	266,678
	EQT Corp.	6,251,988	228,448
	Valero Energy Corp.	1,649,427	214,030
	Shell plc ADR	2,806,534	189,581
	Canadian Natural Resources Ltd.	5,562,641	189,241
	Halliburton Co.	5,356,215	148,581
	NOV Inc.	4,383,136	67,982
	Exxon Mobil Corp.	578,725	67,584
			1,970,015
Financials (21.7%)
	Wells Fargo & Co.	9,882,016	641,540
	Morgan Stanley	4,173,796	485,204
	Raymond James Financial Inc.	2,590,279	383,931
	MetLife Inc.	4,764,323	373,618
	Voya Financial Inc.	4,047,517	325,016
	Equitable Holdings Inc.	6,508,229	295,083
	Capital One Financial Corp.	1,761,259	286,715
	M&T Bank Corp.	1,455,994	283,453
	Everest Group Ltd.	654,979	232,917
	Chubb Ltd.	821,347	231,981
	Bank of America Corp.	5,477,454	229,067
	Citigroup Inc.	3,376,028	216,640
	Global Payments Inc.	2,042,435	211,821
	TPG Inc.	2,910,676	196,995
	Globe Life Inc.	1,515,895	160,079
1

Windsor Fund
		Shares	Market Value• ($000)
*	Corpay Inc.	472,754	155,876
	Charles Schwab Corp.	1,816,825	128,686
	UBS Group AG (Registered)	4,155,129	127,479
	JPMorgan Chase & Co.	523,284	116,127
	Goldman Sachs Group Inc.	220,475	114,160
	Allstate Corp.	392,060	73,127
	Corebridge Financial Inc.	1,719,217	54,620
	American International Group Inc.	461,028	34,983
	Invesco Ltd.	852,369	14,780
			5,373,898
Health Care (15.9%)
	Pfizer Inc.	16,093,091	455,434
	Humana Inc.	1,047,859	270,169
	Quest Diagnostics Inc.	1,615,366	250,107
	AstraZeneca plc ADR	3,242,320	230,691
*	Edwards Lifesciences Corp.	3,315,775	222,190
	Sanofi SA ADR	4,192,213	221,684
	Baxter International Inc.	5,958,178	212,707
	Agilent Technologies Inc.	1,598,095	208,248
	UnitedHealth Group Inc.	368,371	207,945
*	Centene Corp.	3,253,031	202,534
	Medtronic plc	2,087,089	186,273
	CVS Health Corp.	3,292,521	185,896
	Bristol-Myers Squibb Co.	3,246,818	181,075
*	United Therapeutics Corp.	482,270	180,354
	Novartis AG (Registered)	1,592,238	172,768
*	Charles River Laboratories International Inc.	932,186	166,470
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,204,589	160,318
	Cigna Group	298,096	93,844
	Elevance Health Inc.	186,825	75,806
	Johnson & Johnson	220,926	35,317
	McKesson Corp.	65,225	32,651
			3,952,481
Industrials (9.6%)
	Delta Air Lines Inc.	6,833,260	390,999
	Dover Corp.	1,355,867	256,706
	General Dynamics Corp.	818,196	238,594
	Emerson Electric Co.	2,090,423	226,330
	Knight-Swift Transportation Holdings Inc.	4,083,908	212,690
	Techtronic Industries Co. Ltd.	14,545,750	210,411
	SS&C Technologies Holdings Inc.	2,945,954	206,011
	United Parcel Service Inc. Class B (XNYS)	1,230,856	165,009
*	Boeing Co.	958,327	143,088
*	Builders FirstSource Inc.	498,254	85,401
*	Middleby Corp.	640,659	83,094
	Westinghouse Air Brake Technologies Corp.	320,930	60,328
	Airbus SE	285,820	43,599
	Leidos Holdings Inc.	217,446	39,827
*	Uber Technologies Inc.	334,100	24,072
			2,386,159
Information Technology (10.1%)
	NXP Semiconductors NV	1,130,472	265,096
	Skyworks Solutions Inc.	2,959,873	259,226
*	Adobe Inc.	510,983	244,291
	Cognizant Technology Solutions Corp. Class A	2,620,169	195,438
	Accenture plc Class A	560,536	193,284
	QUALCOMM Inc.	1,157,362	188,384
	Salesforce Inc.	623,061	181,541
	Micron Technology Inc.	1,591,756	158,618
	TE Connectivity plc	1,059,573	156,202
	Amdocs Ltd.	1,630,266	143,048
*	First Solar Inc.	721,256	140,270
*	Enphase Energy Inc.	1,590,580	132,082
	ASML Holding NV (Registered)	192,200	129,264
	Broadcom Inc.	519,846	88,254
	Cisco Systems Inc.	556,397	30,474
			2,505,472
2

Windsor Fund
		Shares	Market Value• ($000)
Materials (4.2%)
	Rio Tinto plc ADR	3,154,217	204,677
	Reliance Inc.	684,341	195,954
	Dow Inc.	3,814,708	188,370
	PPG Industries Inc.	1,372,263	170,861
	CRH plc (SGMX)	1,570,795	149,748
	FMC Corp.	2,049,490	133,197
			1,042,807
Real Estate (4.3%)
	Equinix Inc.	330,987	300,563
	American Tower Corp.	1,407,242	300,502
	UDR Inc.	4,109,576	173,383
	AvalonBay Communities Inc.	625,465	138,609
*	Jones Lang LaSalle Inc.	384,634	104,220
*	CBRE Group Inc. Class A	384,588	50,370
			1,067,647
Utilities (4.3%)
	Edison International	5,101,734	420,383
	Exelon Corp.	6,957,260	273,420
	Iberdrola SA (XMAD)	16,852,951	250,343
	Eversource Energy	1,670,754	110,019
			1,054,165
Total Common Stocks (Cost $19,644,388)			23,860,666
Temporary Cash Investments (3.7%)
Money Market Fund (2.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.834%	6,088,915	608,830
		Face Amount ($000)
Repurchase Agreements (1.2%)
	Bank of America Securities LLC 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $148,320,000, collateralized by Fannie Mae 2.000%–6.000%, 1/1/26–8/1/54, Freddie Mac 2.000%–6.000%, 1/1/29–9/1/53, and Ginnie Mae 1.500%–9.000%, 11/15/26–9/20/74, with a value of $151,266,000)	148,300	148,300
	JP Morgan Securities LLC 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $153,121,000, collateralized by U.S. Treasury Floating Rate Note 4.767%, 10/31/26, with a value of $156,162,000)	153,100	153,100
			301,400
Total Temporary Cash Investments (Cost $910,188)			910,230
Total Investments (99.9%) (Cost $20,554,576)			24,770,896
Other Assets and Liabilities—Net (0.1%)			19,189
Net Assets (100%)			24,790,085
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,159,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,600,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	1,084	311,027	(4,562)

See accompanying Notes, which are an integral part of the Financial Statements.
3

Windsor Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,945,788)	24,162,066
Affiliated Issuers (Cost $608,788)	608,830
Total Investments in Securities	24,770,896
Investment in Vanguard	688
Cash	2,629
Cash Collateral Pledged—Futures Contracts	16,543
Receivables for Investment Securities Sold	106,820
Receivables for Accrued Income	16,944
Receivables for Capital Shares Issued	2,790
Total Assets	24,917,310
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	4
Payables for Investment Securities Purchased	66,180
Collateral for Securities on Loan	33,600
Payables to Investment Advisor	7,331
Payables for Capital Shares Redeemed	12,014
Payables to Vanguard	1,662
Variation Margin Payable—Futures Contracts	6,434
Total Liabilities	127,225
Net Assets	24,790,085
1 Includes $31,159,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	18,280,217
Total Distributable Earnings (Loss)	6,509,868
Net Assets	24,790,085

Investor Shares—Net Assets
Applicable to 215,613,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,063,113
Net Asset Value Per Share—Investor Shares	$23.48

Admiral™ Shares—Net Assets
Applicable to 249,146,684 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,726,972
Net Asset Value Per Share—Admiral Shares	$79.18

See accompanying Notes, which are an integral part of the Financial Statements.
4

Windsor Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	554,930
Interest[2]	34,141
Securities Lending—Net	1,042
Total Income	590,113
Expenses
Investment Advisory Fees—Note B
Basic Fee	30,012
Performance Adjustment	1,277
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,099
Management and Administrative—Admiral Shares	23,763
Marketing and Distribution—Investor Shares	207
Marketing and Distribution—Admiral Shares	634
Custodian Fees	161
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—Investor Shares	143
Shareholders’ Reports and Proxy Fees—Admiral Shares	118
Trustees’ Fees and Expenses	15
Other Expenses	22
Total Expenses	67,495
Expenses Paid Indirectly	(99)
Net Expenses	67,396
Net Investment Income	522,717
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,196,896
Futures Contracts	57,332
Foreign Currencies	24
Realized Net Gain (Loss)	2,254,252
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,653,251
Futures Contracts	4,024
Foreign Currencies	68
Change in Unrealized Appreciation (Depreciation)	2,657,343
Net Increase (Decrease) in Net Assets Resulting from Operations	5,434,312
1	Dividends are net of foreign withholding taxes of $9,889,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,479,000, $27,000, $2,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Windsor Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	522,717	410,762
Realized Net Gain (Loss)	2,254,252	1,480,197
Change in Unrealized Appreciation (Depreciation)	2,657,343	(1,186,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,434,312	704,601
Distributions
Investor Shares	(406,808)	(649,432)
Admiral Shares	(1,528,891)	(2,398,871)
Total Distributions	(1,935,699)	(3,048,303)
Capital Share Transactions
Investor Shares	(180,575)	210,390
Admiral Shares	245,151	1,264,284
Net Increase (Decrease) from Capital Share Transactions	64,576	1,474,674
Total Increase (Decrease)	3,563,189	(869,028)
Net Assets
Beginning of Period	21,226,896	22,095,924
End of Period	24,790,085	21,226,896

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.22	$22.74	$26.24	$18.55	$21.76
Investment Operations
Net Investment Income[1]	.468	.371	.359	.356	.408
Net Realized and Unrealized Gain (Loss) on Investments	4.632	.236	(1.131)	9.122	(1.412)
Total from Investment Operations	5.100	.607	(.772)	9.478	(1.004)
Distributions
Dividends from Net Investment Income	(.478)	(.358)	(.330)	(.411)	(.420)
Distributions from Realized Capital Gains	(1.362)	(2.769)	(2.398)	(1.377)	(1.786)
Total Distributions	(1.840)	(3.127)	(2.728)	(1.788)	(2.206)
Net Asset Value, End of Period	$23.48	$20.22	$22.74	$26.24	$18.55
Total Return[2]	26.17%	2.99%	-2.97%	53.49%	-5.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,063	$4,506	$4,796	$5,728	$4,570
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.42%[4]	0.38%[4]	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.10%	1.74%	1.51%	1.49%	2.14%
Portfolio Turnover Rate	43%	42%	43%	33%	51%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.07%, 0.03%, (0.05%), and (0.07%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36%, 0.42% and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.17	$76.67	$88.50	$62.58	$73.41
Investment Operations
Net Investment Income[1]	1.651	1.323	1.281	1.278	1.448
Net Realized and Unrealized Gain (Loss) on Investments	15.642	.794	(3.820)	30.747	(4.770)
Total from Investment Operations	17.293	2.117	(2.539)	32.025	(3.322)
Distributions
Dividends from Net Investment Income	(1.688)	(1.281)	(1.203)	(1.460)	(1.485)
Distributions from Realized Capital Gains	(4.595)	(9.336)	(8.088)	(4.645)	(6.023)
Total Distributions	(6.283)	(10.617)	(9.291)	(6.105)	(7.508)
Net Asset Value, End of Period	$79.18	$68.17	$76.67	$88.50	$62.58
Total Return[2]	26.33%	3.08%	-2.89%	53.60%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,727	$16,721	$17,300	$18,541	$12,695
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.32%[4]	0.28%[4]	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.84%	1.61%	1.58%	2.24%
Portfolio Turnover Rate	43%	42%	43%	33%	51%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.07%, 0.03%, (0.05%), and (0.07%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26%, 0.32%, and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
9

Windsor Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $1,277,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $688,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $85,000 and custodian fees by $14,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
10

Windsor Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,774,522	1,086,144	—	23,860,666
Temporary Cash Investments	608,830	301,400	—	910,230
Total	23,383,352	1,387,544	—	24,770,896
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(4,562)	—	—	(4,562)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	92,540
Total Distributable Earnings (Loss)	(92,540)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	371,385
Undistributed Long-Term Gains	2,025,689
Net Unrealized Gains (Losses)	4,112,794
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,509,868
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,054,280	392,789
Long-Term Capital Gains	881,419	2,655,514
Total	1,935,699	3,048,303
*	Includes short-term capital gains, if any.
11

Windsor Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,658,238
Gross Unrealized Appreciation	5,383,994
Gross Unrealized Depreciation	(1,271,336)
Net Unrealized Appreciation (Depreciation)	4,112,658
G.	During the year ended October 31, 2024, the fund purchased $9,938,585,000 of investment securities and sold $11,623,513,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $85,060,000 and sales were $16,052,000, resulting in net realized gain of $2,672,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	224,298	10,251	245,400	11,408
Issued in Lieu of Cash Distributions	391,779	18,249	625,596	31,412
Redeemed	(796,652)	(35,753)	(660,606)	(30,875)
Net Increase (Decrease)—Investor Shares	(180,575)	(7,253)	210,390	11,945
Admiral Shares
Issued	1,184,703	15,836	1,004,026	13,860
Issued in Lieu of Cash Distributions	1,413,008	19,522	2,221,690	33,084
Redeemed	(2,352,560)	(31,496)	(1,961,432)	(27,312)
Net Increase (Decrease)—Admiral Shares	245,151	3,862	1,264,284	19,632
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no other events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Windsor Funds and Shareholders of Vanguard Windsor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Windsor Fund (one of the funds constituting Vanguard Windsor Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 50.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $458,919,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $11,876,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $964,514,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q220 122024
14

Financial Statements
For the year ended October 31, 2024
Vanguard Windsor™ II Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Windsor II Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Communication Services (6.5%)
	Alphabet Inc. Class A	7,219,865	1,235,391
	Meta Platforms Inc. Class A	1,785,038	1,013,152
	Alphabet Inc. Class C	4,354,150	751,918
	Comcast Corp. Class A	7,963,713	347,776
	Verizon Communications Inc.	6,210,000	261,627
[1]	WPP plc ADR	2,927,000	153,638
*	Warner Bros Discovery Inc.	10,268,148	83,480
	Omnicom Group Inc.	753,779	76,132
[1]	Paramount Global Class B	3,620,200	39,605
			3,962,719
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	10,404,811	1,939,457
	Lennar Corp. Class A	2,582,000	439,715
	General Motors Co.	8,353,824	424,040
	McDonald's Corp.	1,088,552	317,977
	Home Depot Inc.	762,668	300,301
	Booking Holdings Inc.	59,700	279,172
	Lowe's Cos. Inc.	1,040,487	272,431
	Sony Group Corp. ADR	14,375,000	253,000
[1]	Magna International Inc.	6,351,232	250,683
	Cie Generale des Etablissements Michelin SCA ADR	12,597,700	211,515
	NIKE Inc. Class B	2,127,691	164,109
*	Aptiv plc	2,786,072	158,332
	Starbucks Corp.	1,085,315	106,035
	Alibaba Group Holding Ltd. ADR	832,401	81,559
	Bayerische Motoren Werke AG (XETR)	944,435	74,455
	BorgWarner Inc. (XNYS)	2,110,900	70,990
*	Trip.com Group Ltd. ADR	399,359	25,719
*	Adient plc	1,311,943	25,622
			5,395,112
Consumer Staples (5.1%)
	Procter & Gamble Co.	4,681,478	773,286
	Coca-Cola Co.	8,922,340	582,718
	PepsiCo Inc.	1,395,268	231,726
	Kraft Heinz Co.	6,573,700	219,956
	Unilever plc (XLON)	3,212,400	195,963
	Unilever plc ADR	3,208,598	195,436
	Constellation Brands Inc. Class A	822,000	190,983
	Mondelez International Inc. Class A	2,283,553	156,378
	Sysco Corp.	1,819,262	136,354
	Nestle SA (Registered)	1,245,887	117,727
	Conagra Brands Inc.	3,377,300	97,739
	Anheuser-Busch InBev SA ADR	1,637,000	97,189
	Brown-Forman Corp. Class B	2,141,018	94,269
			3,089,724
Energy (5.7%)
	Exxon Mobil Corp.	4,626,685	540,304
	APA Corp.	15,936,667	376,105
	ConocoPhillips	3,335,527	365,374
	Shell plc ADR	4,264,112	288,041
	Suncor Energy Inc.	7,124,332	269,086
	NOV Inc.	16,773,088	260,151
	TotalEnergies SE ADR	3,828,479	239,510
	Coterra Energy Inc.	9,097,000	217,600
	Baker Hughes Co.	5,703,500	217,189
	Ovintiv Inc. (XNYS)	4,662,510	182,771
	Halliburton Co.	6,074,735	168,513
	Marathon Oil Corp.	4,487,087	124,292

Windsor II Fund
		Shares	Market Value• ($000)
	Schlumberger NV	3,049,266	122,184
	Cenovus Energy Inc.	4,153,200	66,742
	Murphy Oil Corp.	1,372,052	43,192
			3,481,054
Financials (18.1%)
	Bank of America Corp.	26,071,249	1,090,300
	Citigroup Inc.	11,317,703	726,257
	Intercontinental Exchange Inc.	4,565,859	711,680
	Visa Inc. Class A	2,436,436	706,201
	Blackstone Inc.	3,457,732	580,035
	American International Group Inc.	7,347,375	557,519
	US Bancorp	11,479,200	554,560
	Wells Fargo & Co.	6,897,244	447,769
	Capital One Financial Corp.	2,744,300	446,745
	Ameriprise Financial Inc.	859,000	438,348
	JPMorgan Chase & Co.	1,795,175	398,385
	Marsh & McLennan Cos. Inc.	1,673,904	365,313
	Charles Schwab Corp.	4,084,870	289,331
	State Street Corp.	2,973,578	275,948
	Fidelity National Information Services Inc.	2,982,500	267,620
	PNC Financial Services Group Inc.	1,352,000	254,541
	American Express Co.	926,547	250,242
	BNP Paribas SA	3,342,100	228,245
	Chubb Ltd.	776,811	219,403
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	204,490
	Citizens Financial Group Inc.	4,825,851	203,265
	Cullen/Frost Bankers Inc.	1,577,000	200,831
	Hartford Financial Services Group Inc.	1,797,300	198,494
	Truist Financial Corp.	4,319,288	185,945
	Goldman Sachs Group Inc.	353,862	183,226
*	Fiserv Inc.	924,741	183,006
	Bank of New York Mellon Corp.	2,334,634	175,938
	Corebridge Financial Inc.	4,644,000	147,540
	Commerce Bancshares Inc.	2,260,125	141,258
	HSBC Holdings plc ADR	2,888,300	133,237
	Discover Financial Services	652,800	96,895
	NatWest Group plc	18,280,043	86,615
	ING Groep NV	4,497,433	76,323
	First Citizens BancShares Inc. Class A	33,858	65,595
			11,091,100
Health Care (14.4%)
	UnitedHealth Group Inc.	1,888,264	1,065,925
	HCA Healthcare Inc.	2,245,200	805,443
	Medtronic plc	8,746,681	780,641
	Elevance Health Inc.	1,617,438	656,292
	Danaher Corp.	2,449,578	601,763
	Cigna Group	1,662,473	523,363
	Thermo Fisher Scientific Inc.	711,564	388,742
	Merck & Co. Inc.	3,789,723	387,764
*	Boston Scientific Corp.	3,830,468	321,836
	Amgen Inc.	990,000	316,958
	CVS Health Corp.	5,400,400	304,907
	GE HealthCare Technologies Inc.	3,098,515	270,655
	Alcon Inc.	2,918,000	268,310
	Roche Holding AG	705,449	218,621
	Humana Inc.	803,978	207,290
	Zoetis Inc.	1,108,767	198,225
*	IQVIA Holdings Inc.	924,719	190,326
	Johnson & Johnson	1,166,521	186,480
	Eli Lilly & Co.	217,999	180,882
*	Centene Corp.	2,491,688	155,133
	Abbott Laboratories	1,117,297	126,668
	AstraZeneca plc ADR	1,696,150	120,681
	AbbVie Inc.	516,367	105,272
	Zimmer Biomet Holdings Inc.	890,208	95,181
*	Solventum Corp.	988,000	71,709
	Labcorp Holdings Inc.	307,000	70,079
	Sanofi SA ADR	1,320,391	69,822
	EssilorLuxottica SA	247,231	57,990

Windsor II Fund
		Shares	Market Value• ($000)
[1]	GSK plc ADR	1,567,915	57,637
			8,804,595
Industrials (10.6%)
	General Dynamics Corp.	2,036,471	593,855
	Parker-Hannifin Corp.	854,000	541,496
	RTX Corp.	3,729,700	451,257
	Honeywell International Inc.	2,165,319	445,363
*	Boeing Co.	2,672,000	398,956
	Waste Management Inc.	1,788,099	385,961
	Norfolk Southern Corp.	1,509,554	378,038
	Northrop Grumman Corp.	692,542	352,518
	FedEx Corp.	1,066,040	291,935
	Delta Air Lines Inc.	4,870,742	278,704
	Xylem Inc.	2,194,000	267,185
	Cummins Inc.	696,672	229,191
	HEICO Corp.	796,591	195,125
	Nordson Corp.	773,633	191,776
	Rockwell Automation Inc.	672,180	179,277
	Oshkosh Corp.	1,601,000	163,686
*	United Airlines Holdings Inc.	1,908,637	149,370
	Old Dominion Freight Line Inc.	696,286	140,176
	CNH Industrial NV	12,438,699	139,687
	AMETEK Inc.	731,929	134,192
	PACCAR Inc.	1,247,680	130,108
	Daimler Truck Holding AG	2,794,014	115,534
*	Fluor Corp.	1,403,385	73,369
	Deere & Co.	167,000	67,583
	Jacobs Solutions Inc.	438,513	61,646
	Timken Co.	737,700	61,229
	Siemens AG (Registered)	189,874	36,940
*	Air Canada	2,257,900	30,601
			6,484,758
Information Technology (20.5%)
	Microsoft Corp.	7,317,259	2,973,368
	Apple Inc.	8,529,238	1,926,840
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,824,085	1,109,721
*	F5 Inc.	2,292,200	536,100
*	Adobe Inc.	1,039,413	496,923
[1]	Telefonaktiebolaget LM Ericsson ADR	56,029,580	469,528
*	Workday Inc. Class A	1,768,650	413,599
	Broadcom Inc.	2,400,114	407,467
	Marvell Technology Inc.	4,852,078	388,700
	Accenture plc Class A	1,126,227	388,346
	Amphenol Corp. Class A	5,624,117	376,928
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	355,033
	Seagate Technology Holdings plc	3,467,208	348,004
	Analog Devices Inc.	1,533,341	342,104
	Applied Materials Inc.	1,686,679	306,267
	QUALCOMM Inc.	1,879,000	305,845
*	ANSYS Inc.	942,000	301,826
	Microchip Technology Inc.	3,676,000	269,708
*	Teledyne Technologies Inc.	540,000	245,873
*	Advanced Micro Devices Inc.	1,500,416	216,165
	TE Connectivity plc	902,266	133,012
	Micron Technology Inc.	1,091,950	108,813
	Corning Inc.	1,520,751	72,372
	Cognizant Technology Solutions Corp. Class A	866,500	64,632
			12,557,174
Materials (2.8%)
	Corteva Inc.	6,320,000	385,014
	Martin Marietta Materials Inc.	621,279	368,008
	Ecolab Inc.	1,235,000	303,477
	RPM International Inc.	2,351,000	298,836
	Avery Dennison Corp.	978,563	202,592
	Olin Corp.	3,869,300	158,757
			1,716,684
Other (0.6%)
	SPDR S&P 500 ETF Trust	621,072	353,166

Windsor II Fund
		Shares	Market Value• ($000)
Real Estate (1.3%)
	Prologis Inc.	3,430,318	387,420
*	CBRE Group Inc. Class A	1,655,230	216,785
	Equity LifeStyle Properties Inc.	2,830,000	198,440
			802,645
Utilities (2.2%)
	Atmos Energy Corp.	2,210,000	306,704
	Dominion Energy Inc.	4,521,200	269,147
	American Water Works Co. Inc.	1,872,493	258,610
	PPL Corp.	7,901,115	257,260
	Xcel Energy Inc.	3,638,000	243,055
			1,334,776
Total Common Stocks (Cost $37,037,179)			59,073,507
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.834% (Cost $2,028,135)	20,286,562	2,028,453
Total Investments (99.9%) (Cost $39,065,314)			61,101,960
Other Assets and Liabilities—Net (0.1%)			32,857
Net Assets (100%)			61,134,817
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,466,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $70,614,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	1,773	508,718	(838)

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $37,037,179)	59,073,507
Affiliated Issuers (Cost $2,028,135)	2,028,453
Total Investments in Securities	61,101,960
Investment in Vanguard	1,697
Cash	8,193
Cash Collateral Pledged—Futures Contracts	27,450
Foreign Currency, at Value (Cost $66)	66
Receivables for Investment Securities Sold	172,459
Receivables for Accrued Income	66,398
Receivables for Capital Shares Issued	6,771
Total Assets	61,384,994
Liabilities
Payables for Investment Securities Purchased	112,450
Collateral for Securities on Loan	70,614
Payables to Investment Advisor	16,062
Payables for Capital Shares Redeemed	35,981
Payables to Vanguard	4,500
Variation Margin Payable—Futures Contracts	10,570
Total Liabilities	250,177
Net Assets	61,134,817
1 Includes $65,466,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	33,992,899
Total Distributable Earnings (Loss)	27,141,918
Net Assets	61,134,817

Investor Shares—Net Assets
Applicable to 243,966,115 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,833,588
Net Asset Value Per Share—Investor Shares	$48.51

Admiral™ Shares—Net Assets
Applicable to 572,894,729 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,301,229
Net Asset Value Per Share—Admiral Shares	$86.06

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,017,270
Interest[2]	126,838
Securities Lending—Net	1,752
Total Income	1,145,860
Expenses
Investment Advisory Fees—Note B
Basic Fee	72,728
Performance Adjustment	(8,634)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	24,644
Management and Administrative—Admiral Shares	62,873
Marketing and Distribution—Investor Shares	466
Marketing and Distribution—Admiral Shares	1,520
Custodian Fees	1,734
Auditing Fees	46
Shareholders’ Reports and Proxy Fees—Investor Shares	484
Shareholders’ Reports and Proxy Fees—Admiral Shares	338
Trustees’ Fees and Expenses	38
Other Expenses	252
Total Expenses	156,489
Expenses Paid Indirectly	(98)
Net Expenses	156,391
Net Investment Income	989,469
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,947,691
Futures Contracts	166,200
Foreign Currencies	(81)
Realized Net Gain (Loss)	5,113,810
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	8,799,702
Futures Contracts	19,804
Foreign Currencies	368
Change in Unrealized Appreciation (Depreciation)	8,819,874
Net Increase (Decrease) in Net Assets Resulting from Operations	14,923,153
1	Dividends are net of foreign withholding taxes of $17,766,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $125,342,000, $229,000, $15,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	989,469	911,330
Realized Net Gain (Loss)	5,113,810	1,984,493
Change in Unrealized Appreciation (Depreciation)	8,819,874	656,367
Net Increase (Decrease) in Net Assets Resulting from Operations	14,923,153	3,552,190
Distributions
Investor Shares	(589,729)	(743,361)
Admiral Shares	(2,324,623)	(2,794,952)
Total Distributions	(2,914,352)	(3,538,313)
Capital Share Transactions
Investor Shares	(992,473)	(380,550)
Admiral Shares	(191,726)	253,217
Net Increase (Decrease) from Capital Share Transactions	(1,184,199)	(127,333)
Total Increase (Decrease)	10,824,602	(113,456)
Net Assets
Beginning of Period	50,310,215	50,423,671
End of Period	61,134,817	50,310,215

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.23	$39.39	$48.48	$34.85	$37.22
Investment Operations
Net Investment Income[1]	.736	.672	.585	.502	.551
Net Realized and Unrealized Gain (Loss) on Investments	10.800	1.923	(6.039)	15.971	.607
Total from Investment Operations	11.536	2.595	(5.454)	16.473	1.158
Distributions
Dividends from Net Investment Income	(.769)	(.647)	(.566)	(.516)	(.635)
Distributions from Realized Capital Gains	(1.487)	(2.108)	(3.070)	(2.327)	(2.893)
Total Distributions	(2.256)	(2.755)	(3.636)	(2.843)	(3.528)
Net Asset Value, End of Period	$48.51	$39.23	$39.39	$48.48	$34.85
Total Return[2]	30.15%	7.02%	-11.93%	49.42%	2.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,834	$10,381	$10,747	$13,734	$10,997
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.34%[4]	0.34%[4]	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.69%	1.38%	1.15%	1.61%
Portfolio Turnover Rate	22%	17%	18%	20%	61%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.60	$69.89	$86.03	$61.84	$66.06
Investment Operations
Net Investment Income[1]	1.372	1.248	1.098	.950	1.027
Net Realized and Unrealized Gain (Loss) on Investments	19.156	3.406	(10.716)	28.341	1.065
Total from Investment Operations	20.528	4.654	(9.618)	29.291	2.092
Distributions
Dividends from Net Investment Income	(1.429)	(1.204)	(1.074)	(.972)	(1.178)
Distributions from Realized Capital Gains	(2.639)	(3.740)	(5.448)	(4.129)	(5.134)
Total Distributions	(4.068)	(4.944)	(6.522)	(5.101)	(6.312)
Net Asset Value, End of Period	$86.06	$69.60	$69.89	$86.03	$61.84
Total Return[2]	30.25%	7.09%	-11.86%	49.55%	3.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,301	$39,929	$39,677	$46,833	$30,992
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.26%[4]	0.26%[4]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.77%	1.46%	1.22%	1.69%
Portfolio Turnover Rate	22%	17%	18%	20%	61%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.26%, and 0.26% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Windsor II Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of of $8,634,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,697,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $42,000 and custodian fees by $56,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Windsor II Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	57,510,061	1,563,446	—	59,073,507
Temporary Cash Investments	2,028,453	—	—	2,028,453
Total	59,538,514	1,563,446	—	61,101,960
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(838)	—	—	(838)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	237,010
Total Distributable Earnings (Loss)	(237,010)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	666,307
Undistributed Long-Term Gains	4,480,144
Net Unrealized Gains (Losses)	21,995,467
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	27,141,918
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,467,538	864,330
Long-Term Capital Gains	1,446,814	2,673,983
Total	2,914,352	3,538,313
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,106,894
Gross Unrealized Appreciation	23,196,080
Gross Unrealized Depreciation	(1,201,014)
Net Unrealized Appreciation (Depreciation)	21,995,066

Windsor II Fund
G.	During the year ended October 31, 2024, the fund purchased $12,547,438,000 of investment securities and sold $15,481,018,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	450,354	10,236	321,789	8,059
Issued in Lieu of Cash Distributions	574,069	13,273	725,857	19,498
Redeemed	(2,016,896)	(44,162)	(1,428,196)	(35,765)
Net Increase (Decrease)—Investor Shares	(992,473)	(20,653)	(380,550)	(8,208)
Admiral Shares
Issued	2,454,686	30,481	1,703,062	24,125
Issued in Lieu of Cash Distributions	2,176,261	28,333	2,612,310	39,534
Redeemed	(4,822,673)	(59,595)	(4,062,155)	(57,683)
Net Increase (Decrease)—Admiral Shares	(191,726)	(781)	253,217	5,976
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Windsor Funds and Shareholders of Vanguard Windsor II Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Windsor II Fund (one of the funds constituting Vanguard Windsor Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 53.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $946,937,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $43,397,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,663,938,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q730 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.